ADVANCES RELATED PARTY (Details Narrative) - USD ($)										1 Months Ended									12 Months Ended
	Dec. 10, 2024	Nov. 11, 2024	Oct. 10, 2024	Jul. 02, 2024	Jun. 07, 2024	May 03, 2024	Jan. 15, 2024	Oct. 11, 2023	Oct. 02, 2023	Dec. 18, 2024	Sep. 18, 2024	Aug. 23, 2024	Jul. 31, 2024	Apr. 19, 2024	Feb. 28, 2024	Oct. 31, 2023	Aug. 28, 2023	Apr. 17, 2023	Dec. 31, 2024	Nov. 14, 2024	Apr. 15, 2024	Mar. 31, 2022
Statement [Line Items]
Accrued interest payable																			$ 104,286
Total borrowings																			2,340,752
Share price per share																						$ 2.06
James G. Robinson [Member]
Statement [Line Items]
Total borrowings																				$ 3,000,000
Purchase price per share																				$ 0.30
James G. Robinson [Member] | Advances Related Party [Member]
Statement [Line Items]
Accrued interest payable									$ 114,489										218,774
Initial remittance received							$ 250,000	$ 500,000								$ 250,000
Current portion of borrowings																					$ 15,000
Total borrowings																			3,340,752
Fund received				$ 205,513	$ 300,000	$ 228,239			$ 1,000,000		$ 157,000	$ 150,000	$ 100,000	$ 40,000	$ 410,000
Advances for legal expenses																			$ 149,586
Purchase price per share																				$ 0.30
Additional investment, amount																	1,000,000
Loan amount extending description																			Extension to the Loan Agreement dated April 17, 2023, extending the total loan amount to at least $3,000,000 and the term by 24 months, expiring on December 31, 2026. The term can be automatically extended by an additional 24 months unless refused by either party
Shareholders' equity																			$ 218,774
Additional investment, shares																	1,000,000
Share price per share																	$ 1.00
Number of share issue																	2,000,000
Remittance receive	$ 100,000	$ 200,000	$ 300,000							$ 150,000								$ 1,000,000
Issue of initial note																	1,000,000